DRYDEN TOTAL RETURN BOND FUND, INC.

Gateway Center Three, 4th Floor
Newark, NJ 07102

December 31, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Dryden Total Return Bond Fund, Inc. (the “Fund”)
          (File No. 33-55441)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 22 and (ii) that the text of the Post-Effective Amendment was filed electronically on December 28, 2007.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                     /s/ Jonathan D. Shain

                        Jonathan D. Shain
                       Assistant Secretary